UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

Item 1: Schedule of Investments.

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (59.3%)
                   ADVERTISING (0.6%)
          $250,000 Lamar Advertising Co.                                                        2 7/8 %,   12/31/2010   $   273,750

                   AEROSPACE/DEFENSE (1.8%)
           250,000 Alliant Techsystems, Inc.                                                    2 3/4 %,    2/15/2024       266,875
           200,000 Armor Holdings, Inc. due 11/1/2024, 2% to 11/1/2011, Zero Coupon thereafter                              215,500
           300,000 EDO Corporation                                                              5 1/4 %,    4/15/2007       321,000
                                                                                                                        -----------
                                                                                                                            803,375
                   AIR TRANSPORT (0.8%)
           250,000 ExpressJet Holdings, Inc.                                                    4 1/4 %,     8/1/2023       238,438
           150,000 Northwest Airlines Corp.                                                     6 5/8 %,    5/15/2023       112,312
                                                                                                                        -----------
                                                                                                                            350,750
                   AUTO & TRUCK (1.7%)
           400,000 Navistar Financial Corp.                                                     4 3/4 %,     4/1/2009       403,500
           250,000 Titan International, Inc.                                                    5 1/4 %,    7/26/2009       334,375
                                                                                                                        -----------
                                                                                                                            737,875
                   BIOTECHNOLOGY (1.0%)
           350,000 Invitrogen Corp.                                                             2     %,     8/1/2023       420,000

                   BUILDING MATERIALS (0.8%)
           300,000 Fluor Corp.                                                                  1 1/2 %,    2/15/2024       335,250

                   CABLE TV (0.8%)
           350,000 Mediacom Communications Corp.                                                5 1/4 %,     7/1/2006       343,437

                   CHEMICAL-DIVERSIFIED (0.5%)
           250,000 3M Company Zero Coupon,                                                                 11/21/2032       225,938

                   COMPUTER & PERIPHERALS (0.6%)
           250,000 Tech Data Corp.                                                              2     %,   12/15/2021       250,625

                   COMPUTER SOFTWARE & SERVICES (4.0%)
           250,000 Computer Associates International, Inc.                                      5     %,    3/15/2007       285,625
           250,000 Comverse Technology, Inc. Zero Coupon,                                                   5/15/2023       334,063
           300,000 DST Systems, Inc. Series "B"                                                 3 5/8 %,    8/15/2023       355,875
           250,000 Mentor Graphics Corp.                                                        6 7/8 %,    6/15/2007       259,375
           250,000 Mercury Interactive Corp. Zero Coupon,                                                    5/1/2008       256,250
           250,000 Per-Se Technologies, Inc.                                                    3 1/4 %,    6/30/2024 *     273,125
                                                                                                                        -----------
                                                                                                                          1,764,313
                   DIVERSIFIED COMPANY (4.3%)
           350,000 Danaher Corp. Zero Coupon,                                                               1/22/2021       284,375
           300,000 GATX Corp.                                                                   7 1/2 %,     2/1/2007       348,000
           800,000 Tyco International Group S.A. Series "A"                                     2 3/4 %,    1/15/2018     1,278,000
                                                                                                                        -----------
                                                                                                                          1,910,375
                   DRUG (3.7%)
           200,000 Allergan, Inc. Zero Coupon,                                                              11/6/2022       186,750
           200,000 ALZA Corp. Zero Coupon,                                                                  7/28/2020       177,750
           250,000 Amylin Pharmaceuticals, Inc.                                                 2 1/4 %,    6/30/2008       253,750
           300,000 Cephalon, Inc. Zero Coupon,                                                              6/15/2033       295,875
           250,000 Genzyme Corp.                                                                1 1/4 %,    12/1/2023       262,500
           200,000 Teva Pharmaceutical Finance II, LLC Series "A"                                 1/2 %,     2/1/2024       202,250
           250,000 Watson Pharmaceuticals, Inc.                                                 1 3/4 %,    3/15/2023       245,312
                                                                                                                        -----------
                                                                                                                          1,624,187
                   ELECTRICAL UTILITY-EAST (0.7%)
           250,000 Duke Energy Corp.                                                            1 3/4 %,    5/15/2023       288,750

                   ELECTRONICS (1.5%)
           250,000 Avnet, Inc.                                                                  2     %,    3/15/2034       235,000
           250,000 Flextronics International Ltd.                                               1     %,     8/1/2010       290,000
           100,000 Harris Corp.                                                                 3 1/2 %,    8/15/2022       150,500
                                                                                                                        -----------
                                                                                                                            675,500
                   ENTERTAINMENT (2.4%)
           350,000 Disney (Walt) Co.                                                            2 1/8 %,    4/15/2023       390,250
           300,000 Liberty Media Corp. (convertible into Time Warner Inc. common)                 3/4 %,    3/30/2023       338,250
           350,000 Liberty Media Corp. (convertible into Viacom, Inc. Class "B" common)         3 1/4 %,    3/15/2031       325,500
                                                                                                                        -----------
                                                                                                                          1,054,000

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   ENVIRONMENTAL (0.6%)
           250,000 Waste Connections, Inc. Floating Rate Notes. 2.66%***,                                    5/1/2022       275,975

                   FINANCIAL SERVICES-DIVERSIFIED (5.3%)
           200,000 Aon Corp.                                                                    3 1/2 %,   11/15/2012       236,250
           350,000 Financial Federal Corp.                                                      2     %,    4/15/2034       346,937
           350,000 IOS Capital LLC                                                              5     %,     5/1/2007 *     354,813
           300,000 Leucadia National Corp.                                                      3 3/4 %,    4/15/2014       329,250
           400,000 Loews Corp.                                                                  3 1/8 %,    9/15/2007       392,000
           350,000 Providian Financial Corp. due 3/15/2016,                                                                 420,000
                     2 3/4% to 3/15/2011, 1 3/4% thereafter
           250,000 Radian Group, Inc.                                                           2 1/4 %,     1/1/2022       251,562
                                                                                                                        -----------
                                                                                                                          2,330,812
                   GROCERY (0.8%)
           150,000 Whole Foods Market, Inc. Zero Coupon,                                                     3/2/2018       142,875
           250,000 Wild Oats Markets, Inc. due 5/15/2034, 3 1/4% to 5/15/2011,
                     Zero Coupon thereafter                                                     3 1/4 %,    5/15/2034 *     207,813
                                                                                                                        -----------
                                                                                                                            350,688
                   HEALTHCARE INFORMATION SYSTEMS (0.6%)
           250,000 WebMD Corp.                                                                  3 1/4 %,     4/1/2007       255,625

                   HOMEBUILDING (0.4%)
           200,000 Lennar Corp. Zero Coupon,                                                                 4/4/2021       161,500

                   HOTEL/GAMING (2.4%)
           400,000 Host Marriott, L.P.                                                          3 1/4 %,    4/15/2024 *     441,000
           200,000 International Game Technology Zero Coupon,                                               1/29/2033       141,250
           400,000 Starwood Hotels & Resorts Worldwide, Inc.                                    3 1/2 %,    5/16/2023       489,500
                                                                                                                        -----------
                                                                                                                          1,071,750
                   HOUSEHOLD PRODUCTS (0.8%)
           250,000 Church & Dwight Co., Inc.                                                    5 1/4 %,    8/15/2033       330,312

                   INDUSTRIAL SERVICES (0.4%)
           200,000 CSG Systems International, Inc.                                              2 1/2 %,    6/15/2024       197,250

                   INFORMATION SERVICES (0.9%)
           250,000 Getty Images, Inc.                                                             1/2 %,     6/9/2023       386,875

                   INSURANCE-PROPERTY/CASUALTY (1.1%)
           450,000 Ohio Casualty Corp.                                                          5     %,    3/19/2022       479,813

                   MACHINERY (1.1%)
           150,000 AGCO Corp.                                                                   1 3/4 %,   12/31/2033 *     167,437
           300,000 AGCO Corp.                                                                   1 3/4 %,   12/31/2033       334,875
                                                                                                                        -----------
                                                                                                                            502,312

                   MEDICAL SERVICES (1.3%)
           350,000 Community Health Systems, Inc.                                               4 1/4 %,   10/15/2008       364,875
           200,000 LifePoint Hospitals, Inc.                                                    4 1/2 %,     6/1/2009       203,500
                                                                                                                        -----------
                                                                                                                            568,375
                   MEDICAL SUPPLIES (2.3%)
           250,000 Advanced Medical Optics, Inc.                                                2 1/2 %,    7/15/2024       276,563
           200,000 ALZA Corp. Zero Coupon,                                                                  7/28/2020       177,750
           250,000 Bausch & Lomb Inc. Floating Rate Notes, 2.48625%,**                                       8/1/2023       350,710
           200,000 Cytyc Corp.                                                                  2 1/4 %,    3/15/2024       228,000
                                                                                                                        -----------
                                                                                                                          1,033,023
                   METALS & MINING-DIVERSIFIED (0.3%)
           100,000 Freeport McMoRan Copper & Gold, Inc.                                         7     %,    2/11/2011       143,250

                   OILFIELD SERVICES/EQUIPMENT (2.5%)
           400,000 Halliburton Co.                                                              3 1/8 %,    7/15/2023       502,000
           200,000 Pride International, Inc.                                                    2 1/2 %,     3/1/2007       284,250
           300,000 Schlumberger Ltd. Series "A"                                                 1 1/2 %,     6/1/2023       327,750
                                                                                                                        -----------
                                                                                                                          1,114,000
                   POWER (0.6%)
           200,000 Headwaters Incorporated                                                      2 7/8 %,     6/1/2016       255,250

                   PRECISION INSTRUMENT (1.0%)
           350,000 Eastman Kodak Co.                                                            3 3/8 %,   10/15/2033       437,500

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   RECREATION (2.3%)
           300,000 Carnival Corp.                                                               2     %,    4/15/2021       453,000
           650,000 Royal Caribbean Cruises Ltd. Zero Coupon,                                                5/18/2021       545,187
                                                                                                                        -----------
                                                                                                                            998,187
                   RETAIL AUTOMOTIVE (0.7%)
           300,000 Pep Boys-Manny, Moe & Jack (The)                                             4 1/4 %,     6/1/2007       310,125

                   RETAIL BUILDING SUPPLY (0.9%)
           400,000 Lowe's Companies, Inc.                                                       0.861 %,   10/19/2021       414,000

                   RETAIL-SPECIAL LINES (1.5%)
           200,000 Best Buy Co., Inc.                                                           2 1/4 %,    1/15/2022       206,500
           250,000 Gap, Inc. (The)                                                              5 3/4 %,    3/15/2009       342,500
           150,000 TJX Companies, Inc. (The) Zero Coupon,                                                   2/13/2021       129,750
                                                                                                                        -----------
                                                                                                                            678,750
                   RETAIL STORE (0.5%)
           200,000 Costco Companies, Inc. Zero Coupon,                                                      8/19/2017       214,500

                   SEMICONDUCTOR (0.7%)
           150,000 Advanced Micro Devices, Inc.                                                 4 3/4 %,     2/1/2022       151,875
           150,000 Bell Microproducts Inc.                                                      3 3/4 %,     3/5/2024       157,688
            15,000 TranSwitch Corp.                                                             4 1/2 %,    9/12/2005        13,800
                                                                                                                        -----------
                                                                                                                            323,363
                   TELECOMMUNICATION SERVICES (3.1%)
           350,000 American Tower Corp                                                          3     %,    8/15/2012       391,563
           550,000 Commonwealth Telephone Enterprises, Inc.                                     3 1/4 %,    7/15/2023       568,562
           350,000 NII Holdings, Inc.                                                           2 7/8 %,     2/1/2034       426,562
                                                                                                                        -----------
                                                                                                                          1,386,687
                   TELECOMMUNICATIONS EQUIPMENT (0.9%)
           200,000 Anixter Internatonal Inc. Zero Coupon,                                                    7/7/2033       101,000
           300,000 Comtech Telecommunications Corp.                                             2     %,     2/1/2024       297,750
                                                                                                                        -----------
                                                                                                                            398,750
                   TRUCKING (0.5%)
           150,000 Yellow Corp.                                                                 3 3/8 %,   11/25/2023       225,188

                   WIRELESS NETWORKING (0.6%)
           150,000 Nextel Partners, Inc.                                                        1 1/2 %,   11/15/2008       245,438
                                                                                                                        -----------

                   TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                   (Cost $24,991,926)                                                                                    26,147,423
                                                                                                                        -----------

CONVERTIBLE PREFERRED STOCKS (21.0%)
                   ADVERTISING (0.4%)
             4,000 Interpublic Group of Companies, Inc. 5 3/8%, Series "A" Pfd.                                             192,440

                   AUTO & TRUCK (1.9%)
            14,000 Ford Motor Company Capital Trust II 6 1/2%, Pfd.                                                         699,720
             5,000 General Motors Corp. 6 1/4%, Series "C" Pfd.                                                             126,150
                                                                                                                        -----------
                                                                                                                            825,870
                   BANK (0.7%)
             2,000 Commerce Capital Trust II 5.95%, Pfd.                                                                    118,750
             1,000 State Street Corp. 6 3/4%, Pfd.                                                                          207,000
                                                                                                                        -----------
                                                                                                                            325,750
                   BEVERAGE-ALCOHOLIC (0.6%)
             6,000 Constellation Brands, Inc. 5 3/4%, Series "A" Pfd.                                                       243,480

                   DRUG (0.6%)
             5,000 Schering-Plough Corp. 6%, Pfd.                                                                           258,000

                   ELECTRICAL UTILITY-EAST (1.0%)
             7,000 FPL Group, Inc. 8 1/2%,  Pfd.                                                                            439,110

                   ENVIRONMENTAL (0.3%)
             3,000 Allied Waste Industries, Inc. 6 1/4%, Series "C" Pfd.                                                    144,090

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES-DIVERSIFIED (0.9%)
             4,000 Capital One Financial Corp. 6 1/4%, Pfd.                                                                 213,600
             3,000 Hartford Financial Services Group, Inc. (The) 7%, Pfd.                                                   189,900
                                                                                                                        -----------
                                                                                                                            403,500
                   GROCERY (0.7%)
            12,000 Albertson's, Inc. 7 1/4%, Pfd.                                                                           292,320

                   HOTEL/GAMING (1.2%)
             9,000 Host Marriott Corp. Financial Trust 6 3/4%, Pfd.                                                         504,000

                   INSURANCE-LIFE (0.9%)
             4,000 Genworth Financial, Inc. 6%, Pfd.                                                                        126,960
             8,000 UnumProvident Corp. 8 1/4%, Pfd.                                                                         277,200
                                                                                                                        -----------
                                                                                                                            404,160
                   INSURANCE-PROPERTY/CASUALTY (0.9%)
             8,000 Chubb Corporation (The) 7%, Pfd.                                                                         228,960
             6,000 PMI Group, Inc. 5 7/8%, Pfd.                                                                             154,500
                                                                                                                        -----------
                                                                                                                            383,460
                   MACHINERY (1.2%)
             5,000 Cummins Capital Trust I 7%, Pfd.                                                                         423,125
             2,000 United Rentals Trust I 6 1/2%, Pfd.                                                                       86,000
                                                                                                                        -----------
                                                                                                                            509,125
                   MEDICAL SUPPLIES (0.5%)
             4,000 Baxter International, Inc. 7%, Pfd.                                                                      218,400

                   METALS & MINING-DIVERSIFIED (0.4%)
               200 Freeport-McMoRan Copper & Gold, Inc. 5 1/2%, Pfd.                                                        190,900

                   NATURAL GAS-DISTRIBUTION (0.3%)
             2,000 Southern Union Co. 5 3/4%, Pfd.                                                                          140,440

                   NATURAL GAS-DIVERSIFIED (0.4%)
             2,000 Williams Companies, Inc. (The) 5.5%, Pfd.                                                                171,750

                   OFFICE EQUIPMENT & SUPPLIES (0.9%)
             3,000 Xerox Corp. 6 1/4%, Series "C" Pfd.                                                                      412,500

                   OILFIELD SERVICES/EQUIPMENT (0.9%)
             8,000 Hanover Compressor Co. 7 1/4%, Pfd.                                                                      417,000

                   PAPER & FOREST PRODUCTS (0.8%)
             5,000 International Paper Capital Trust 5 1/4%, Pfd.                                                           251,250
             2,000 Temple-Inland, Inc. 7 1/2%, Pfd.                                                                         106,900
                                                                                                                        -----------
                                                                                                                            358,150
                   PETROLEUM-INTEGRATED (1.1%)
             5,000 Amerada Hess Corp. 7%, Pfd.                                                                              386,250
             2,000 Valero Energy Corp. 2%, Pfd.                                                                             103,510
                                                                                                                        -----------
                                                                                                                            489,760
                   PETROLEUM-PRODUCING (0.5%)
               250 Chesapeake Energy Corp. 5%, Pfd.                                                                          31,250
               150 Chesapeake Energy Corp. 4 1/8%, Pfd.                                                                     182,250
                                                                                                                        -----------
                                                                                                                            213,500
                   PHARMACY (0.3%)
             3,000 Omnicare, Inc. 4%, Series "A" Pfd.                                                                       150,750

                   POWER (0.8%)
             7,000 AES Trust III 6 3/4%, Pfd.                                                                               336,700

                   STEEL-INTEGRATED (0.4%)
             1,000 United States Steel Corp. 7%, Series "B" Pfd.                                                            167,125

                   TELECOMMUNICATION SERVICES (0.7%)
             6,000 ALLTEL Corp. 7 3/4%, Pfd.                                                                                301,500

                   TELECOMMUNICATIONS EQUIPMENT (1.0%)
               400 Lucent Technologies Capital Trust I 7 3/4%, Pfd.                                                         447,252

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   THRIFT (0.7%)
             6,000 Washington Mutual Capital Trust I 5 3/8%, Pfd.                                                           325,500

                   TOTAL CONVERTIBLE PREFERRED STOCKS                                                                   -----------
                   (Cost $8,920,978)                                                                                      9,266,532
                                                                                                                        ===========

COMMON STOCKS (13.0%)
                   AEROSPACE/DEFENSE (1.2%)
             5,504 L-3 Communications Holdings, Inc.                                                                        393,041
             2,668 Northrop Grumman Corp.                                                                                   138,416
                                                                                                                        -----------
                                                                                                                            531,456
                   AIR TRANSPORT (0.4%)
             2,000 FedEx Corp.                                                                                              191,300

                   CEMENT & AGGREGATES (0.3%)
             2,000 Florida Rock Industries, Inc.                                                                            124,900

                   CHEMICAL-BASIC (0.2%)
             2,000 du Pont (E.I.) de Nemours & Company, Inc.                                                                 95,120

                   COAL (0.2%)
             3,000 Joy Global, Inc.                                                                                          83,790

                   COMPUTER & PERIPHERALS (0.2%)
             2,000 Dell Inc.+                                                                                                83,520

                   COMPUTER SOFTWARE & SERVICES (0.7%)
             2,000 Adobe Systems Inc.                                                                                       113,800
             2,000 Affiliated Computer Services, Inc. Class "A"+                                                            108,380
             2,000 Cognizant Technology Solutions Corp.+                                                                     75,800
                                                                                                                        -----------
                                                                                                                            297,980
                   DIVERSIFIED COMPANY (0.4%)
             2,000 Fortune Brands, Inc.                                                                                     167,960

                   DRUG (0.5%)
             2,000 Biogen Idec, Inc.+                                                                                       129,920
             2,000 Celgene Corp.+                                                                                            54,680
             2,000 Gilead Sciences, Inc.+                                                                                    66,200
                                                                                                                        -----------
                                                                                                                            250,800
                   ELECTRICAL EQUIPMENT (0.4%)
             2,000 Rockwell Automation, Inc.                                                                                113,300
             2,000 Thomas & Betts Corp.+                                                                                     58,420
                                                                                                                        -----------
                                                                                                                            171,720
                   FINANCIAL SERVICES-DIVERSIFIED (0.2%)
             2,000 Citigroup, Inc.                                                                                           98,100

                   FOOD PROCESSING (0.4%)
             3,000 Bunge Limited                                                                                            169,620

                   FOOD WHOLESALERS (0.2%)
             2,000 Nash Finch Company                                                                                        83,390

                   FOREIGN ELECTRONICS (0.2%)
             2,000 Canon Inc. (ADR)                                                                                         105,160

                   HOME APPLIANCE (0.4%)
             2,000 Black & Decker Corporation (The)                                                                         164,800

                   HOTEL/GAMING (0.3%)
             2,000 Station Casinos, Inc.                                                                                    123,000

                   HUMAN RESOURCES (0.1%)
             2,000 Korn/Ferry International+                                                                                 39,460

                   INFORMATION SERVICES (0.2%)
             2,000 Advisory Board Co. (The)+                                                                                 71,300

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   INSURANCE-LIFE (0.4%)
             3,234 Prudential Financial, Inc.                                                                               174,345

                   INTERNET (0.3%)
             4,000 Yahoo! Inc.+                                                                                             140,840

                   MACHINERY (0.3%)
             2,000 Ingersoll-Rand Company Ltd. Class "A"                                                                    148,760

                   MARITIME (0.1%)
             3,000 OMI Corp.                                                                                                 52,500

                   MEDICAL SERVICES (0.7%)
             2,000 Aetna Inc.                                                                                               254,100
             1,000 PacifiCare Health Systems, Inc.+                                                                          61,530
                                                                                                                        -----------
                                                                                                                            315,630
                   MEDICAL SUPPLIES (0.5%)
             2,000 Fisher Scientific International, Inc.+                                                                   126,300
             2,000 Patterson Companies, Inc.+                                                                                93,160
                                                                                                                        -----------
                                                                                                                            219,460
                   METALS & MINING-DIVERSIFIED (0.1%)
             1,000 Inco Ltd.+                                                                                                32,910

                   NATURAL GAS-DIVERSIFIED (0.2%)
             2,000 Devon Energy Corp.                                                                                        81,340

                   PETROLEUM-INTEGRATED (0.2%)
             2,000 Marathon Oil Corp.                                                                                        77,460

                   PETROLEUM-PRODUCING (0.2%)
             2,000 Burlington Resources, Inc.                                                                                87,420

                   PHARMACY (0.2%)
             2,000 Walgreen Co.                                                                                              85,220

                   R.E.I.T. (1.2%)
             2,000 CenterPoint Properties Trust                                                                              84,900
             2,000 General Growth Properties, Inc.                                                                           63,540
             2,533 Simon Property Group, Inc.                                                                               106,460
             2,000 SL Green Realty Corp.                                                                                    150,207
             2,000 Vornado Realty Trust                                                                                     138,280
                                                                                                                        -----------
                                                                                                                            543,387
                   RAILROAD (0.5%)
             2,000 Canadian National Railway Corp.                                                                          118,900
             3,000 Norfolk Southern Corp.                                                                                   104,760
                                                                                                                        -----------
                                                                                                                            223,660
                   RETAIL STORE (0.5%)
             2,000 Kohl's Corp.+                                                                                             94,020
             2,000 Neiman Marcus Group, Inc. (The) Class "A"                                                                133,800
                                                                                                                        -----------
                                                                                                                            227,820
                   SECURITIES BROKERAGE (0.4%)
             2,000 Lehman Brothers Holdings, Inc.                                                                           182,380

                   SEMICONDUCTOR (0.0%)
               534 Freescale Semiconductor, Inc. Class "B"+                                                                   9,329

                   STEEL-GENERAL (0.2%)
             2,000 Steel Dynamics, Inc.                                                                                      75,600

            Value Line Convertible Fund, Inc.
            Schedule of Investments
            January 31, 2005 (Unaudited)

Principal Amount
   or Shares                                                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                   TELECOMMUNICATIONS EQUIPMENT (0.5%)
             2,000 Cisco Systems, Inc.+                                                                                      36,080
             3,000 Juniper Networks, Inc.+                                                                                   75,390
             2,000 QUALCOMM Incorporated                                                                                     74,480
             2,000 Tekelec, Inc.+                                                                                            36,500
                                                                                                                        -----------
                                                                                                                            222,450

                   TOTAL COMMON STOCKS                                                                                  -----------
                   (Cost $5,114,094)                                                                                      5,753,887
                                                                                                                        ===========

                   TOTAL INVESTMENT SECURITIES (93.3%)                                                                  $41,167,842
                                                                                                                        ===========

REPURCHASE AGREEMENTS (6.3%)
(including accrued interest)
         1,400,000 Collateralized by $1,181,000 U.S. Treasury Bonds 6 1/8%,
                      due 11/15/2027, with a value of $1,433,694 (with UBS
                      Warburg LLC, 2.43%, dated 1/31/2005, due 2/1/2005,
                      delivery value $1,400,094)                                                                          1,400,094
         1,400,000 Collateralized by $1,380,000 U.S. Treasury Notes 7 1/2%,
                      due 2/15/2005, with a value of $1,430,766 (with Morgan
                      Stanley, 2.38%, dated 1/31/2005, due 2/1/2005,
                      delivery value $1,400,093)                                                                          1,400,093

                   TOTAL REPURCHASE AGREEMENTS                                                                          -----------
                     (Cost $2,800,187)                                                                                    2,800,187
                                                                                                                        ===========

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.4%)                                                                                              153,246

                                                                                                                        -----------
NET ASSETS (100.0%)                                                                                                     $44,121,275
                                                                                                                        ===========

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER OUTSTANDING SHARE                                                                                           -----------
  $44,121,275 / 3,814,773 shares outstanding)                                                                           $     11.57
                                                                                                                        ===========

      *     Pursuant to Rule 144A under the Securities Act of 1933, this
            Security can only be sold to qualified institutional investors.
      **    Rate at 1/31/2005. Floating rate changes semi-annually.
      ***   Rate at 1/31/2005. Floating rate changes quarterly.

      +     Non-income producing security

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President

Date:  March 23, 2005
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  March 23, 2005
       --------------------------